First Trust Preferred Securities and Income Fund
Portfolio of Investments
January 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 17.0%
	Banks – 3.5%
25,034	Bank of America Corp., Series HH	5.88%	(a)	$689,186
30,000	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	8.14%	10/30/40	845,400
30,000	Citigroup, Inc., Series K (c)	6.88%	(a)	871,800
8,472	Citizens Financial Group, Series D (c)	6.35%	(a)	235,183
54,440	Fifth Third Bancorp, Series A	6.00%	(a)	1,492,745
130,000	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	7.69%	02/15/40	3,464,500
36,673	People’s United Financial, Inc., Series A (c)	5.63%	(a)	1,047,748
25,649	Synovus Financial Corp., Series E (c)	5.88%	(a)	689,445
35,785	Valley National Bancorp, Series B (c)	5.50%	(a)	946,155
1,709	Wells Fargo & Co., Series O	5.13%	(a)	43,306
184	Wells Fargo & Co., Series P	5.25%	(a)	4,677
7,381	Wells Fargo & Co., Series X	5.50%	(a)	191,906
2,309	Wintrust Financial Corp., Series D (c) (d)	6.50%	(a)	69,663
				10,591,714
	Capital Markets – 0.6%
21,896	Affiliated Managers Group, Inc.	5.88%	03/30/59	599,731
28,998	Apollo Global Management, Inc., Series B	6.38%	(a)	788,456
5,219	Oaktree Capital Group LLC, Series A	6.63%	(a)	142,531
14,305	Oaktree Capital Group LLC, Series B	6.55%	(a)	397,107
				1,927,825
	Consumer Finance – 0.1%
15,190	Capital One Financial Corp., Series I	5.00%	(a)	388,104
	Diversified Financial Services – 0.6%
28,138	Equitable Holdings, Inc., Series A	5.25%	(a)	738,623
40,816	National Rural Utilities Cooperative Finance Corp.	5.50%	05/15/64	1,135,909
				1,874,532
	Diversified Telecommunication Services – 0.1%
7,142	Qwest Corp.	6.63%	09/15/55	183,049
	Equity Real Estate Investment Trusts – 1.5%
16,505	Colony Capital, Inc., Series H	7.13%	(a)	395,955
20,714	Digital Realty Trust, Inc., Series K	5.85%	(a)	577,092
24,776	Digital Realty Trust, Inc., Series L	5.20%	(a)	643,185
18,629	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (e)	6.00%	(a)	475,226
23,390	Global Net Lease, Inc., Series A	7.25%	(a)	621,706
9,900	Urstadt Biddle Properties, Inc., Series H	6.25%	(a)	261,855
55,870	VEREIT, Inc., Series F	6.70%	(a)	1,424,685
				4,399,704
	Food Products – 1.1%
11,000	CHS, Inc., Series 1	7.88%	(a)	306,350
93,791	CHS, Inc., Series 2 (c)	7.10%	(a)	2,635,527
3,016	CHS, Inc., Series 3 (c)	6.75%	(a)	83,151
6,575	CHS, Inc., Series 4	7.50%	(a)	185,547
				3,210,575
	Gas Utilities – 0.2%
20,000	South Jersey Industries, Inc.	5.63%	09/16/79	529,200
4,838	Spire, Inc., Series A	5.90%	(a)	131,255
				660,455
	Insurance – 4.1%
71,049	Aegon Funding Co., LLC	5.10%	12/15/49	1,834,485

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
107,024	American Equity Investment Life Holding Co., Series A (c)	5.95%	(a)	$2,810,450
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	101,985
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	116,004
4,824	Arch Capital Group Ltd., Series E	5.25%	(a)	125,135
1,179	Arch Capital Group Ltd., Series F	5.45%	(a)	31,350
22,709	Aspen Insurance Holdings Ltd.	5.63%	(a)	598,155
14,529	Aspen Insurance Holdings Ltd. (c)	5.95%	(a)	412,478
84,031	Athene Holding Ltd., Series A (c)	6.35%	(a)	2,403,287
672	Axis Capital Holdings Ltd., Series E	5.50%	(a)	17,532
69,176	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	5.10%	05/15/37	1,604,018
52,753	Enstar Group Ltd., Series D (c)	7.00%	(a)	1,528,782
6,717	National General Holdings Corp.	7.63%	09/15/55	175,650
25,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	443,325
				12,202,636
	Mortgage Real Estate Investment Trusts – 1.5%
25,000	AGNC Investment Corp., Series C (c)	7.00%	(a)	656,750
47,332	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	1,236,785
7,000	Annaly Capital Management, Inc., Series I (c)	6.75%	(a)	182,700
13,200	Invesco Mortgage Capital, Inc., Series B (c)	7.75%	(a)	361,680
15,000	Invesco Mortgage Capital, Inc., Series C (c)	7.50%	(a)	407,250
23,000	Two Harbors Investment Corp., Series B (c)	7.63%	(a)	644,460
42,661	Two Harbors Investment Corp., Series C (c)	7.25%	(a)	1,136,489
				4,626,114
	Multi-Utilities – 1.7%
39,206	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	1,114,234
60,000	Algonquin Power & Utilities Corp., Series 19-A (c)	6.20%	07/01/79	1,739,400
3,040	CMS Energy Corp.	5.88%	10/15/78	83,296
45,444	Integrys Holding, Inc. (c)	6.00%	08/01/73	1,261,071
30,000	Just Energy Group, Inc., Series A (c)	8.50%	(a)	307,800
24,000	NiSource, Inc., Series B (c)	6.50%	(a)	671,520
				5,177,321
	Oil, Gas & Consumable Fuels – 0.9%
17,738	Enbridge, Inc., Series B (c)	6.38%	04/15/78	482,651
965	Energy Transfer Operating L.P., Series C (c)	7.38%	(a)	23,720
4,580	Energy Transfer Operating L.P., Series D (c)	7.63%	(a)	113,813
78,105	Energy Transfer Operating L.P., Series E (c)	7.60%	(a)	1,968,246
				2,588,430
	Real Estate Management & Development – 0.3%
10,209	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	271,560
26,788	Brookfield Property Partners L.P., Series A2	6.38%	(a)	711,489
				983,049
	Thrifts & Mortgage Finance – 0.3%
36,314	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	1,037,854
	Trading Companies & Distributors – 0.5%
48,229	Air Lease Corp., Series A (c)	6.15%	(a)	1,344,142
	Total $25 Par Preferred Securities			51,195,504
	(Cost $48,617,160)

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES – 3.1%
	Banks – 2.8%
9,400	AgriBank FCB (c)	6.88%	(a)	$1,022,250
32,500	CoBank ACB, Series F (c)	6.25%	(a)	3,493,750
27,000	CoBank ACB, Series G	6.13%	(a)	2,760,750
10,500	Farm Credit Bank of Texas (c) (f)	6.75%	(a)	1,139,250
				8,416,000
	Consumer Finance – 0.3%
16,942	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (b)	3.59%	(a)	997,545
	Total $100 Par Preferred Securities			9,413,545
	(Cost $8,920,554)
$1,000 PAR PREFERRED SECURITIES – 1.1%
	Banks – 0.9%
443	CoBank ACB, 3 Mo. LIBOR + 1.18% (b) (g)	3.01%	(a)	302,347
2,250	Farm Credit Bank of Texas, Series 1	10.00%	(a)	2,336,625
				2,638,972
	Diversified Financial Services – 0.2%
500	Compeer Financial ACA (c) (f)	6.75%	(a)	547,500
	Total $1,000 Par Preferred Securities			3,186,472
	(Cost $3,593,765)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 77.3%
	Banks – 38.1%
$2,600,000	Australia & New Zealand Banking Group Ltd. (c) (f) (h)	6.75%	(a)	2,988,921
600,000	Australia & New Zealand Banking Group Ltd. (c) (h) (i)	6.75%	(a)	689,751
1,400,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (h)	6.50%	(a)	1,491,973
1,000,000	Banco Mercantil del Norte S.A. (c) (f) (h)	6.75%	(a)	1,091,175
600,000	Banco Mercantil del Norte S.A. (c) (f) (h)	7.50%	(a)	681,000
1,000,000	Banco Mercantil del Norte S.A. (c) (f) (h)	7.63%	(a)	1,122,775
2,600,000	Banco Santander S.A. (c) (h) (i)	7.50%	(a)	2,900,563
1,100,000	Bank of America Corp., Series JJ (c)	5.13%	(a)	1,165,566
5,800,000	Barclays PLC (c) (h) (i)	7.88%	(a)	6,292,896
3,600,000	Barclays PLC (c) (h)	8.00%	(a)	4,065,498
1,250,000	BBVA Bancomer S.A. (c) (f) (h)	5.88%	09/13/34	1,381,688
3,500,000	BNP Paribas S.A. (c) (f) (h)	6.63%	(a)	3,817,432
1,987,000	BNP Paribas S.A. (c) (f) (h)	7.63%	(a)	2,091,586
750,000	Citigroup, Inc. (c)	5.90%	(a)	801,195
300,000	Citigroup, Inc. (c)	5.95%	(a)	320,250
850,000	Citigroup, Inc., Series O (c)	5.88%	(a)	854,382
1,680,000	Citigroup, Inc., Series P (c)	5.95%	(a)	1,836,568
1,050,000	Citigroup, Inc., Series R (c)	6.13%	(a)	1,082,445
262,000	Citigroup, Inc., Series T (c)	6.25%	(a)	299,260
2,600,000	Citigroup, Inc., Series U (c)	5.00%	(a)	2,721,693
750,000	Citigroup, Inc., Series V (c)	4.70%	(a)	765,469
500,000	Citizens Financial Group, Inc., Series A (c)	5.50%	(a)	501,978
1,700,000	Citizens Financial Group, Inc., Series B (c)	6.00%	(a)	1,794,681
2,500,000	CoBank ACB, Series I (c)	6.25%	(a)	2,774,500
2,600,000	Credit Agricole S.A. (c) (f) (h)	6.88%	(a)	2,871,557
4,600,000	Credit Agricole S.A. (c) (f) (h)	7.88%	(a)	5,242,652
3,485,000	Credit Agricole S.A. (c) (f) (h)	8.13%	(a)	4,236,749
1,900,000	Danske Bank A.S. (c) (h) (i)	6.13%	(a)	2,027,062
450,000	Danske Bank A.S. (c) (h) (i)	7.00%	(a)	502,534

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$600,000	Farm Credit Bank of Texas, Series 3 (c) (f)	6.20%	(a)	$641,034
2,444,000	HSBC Holdings PLC (c) (h)	6.38%	(a)	2,675,215
1,190,000	ING Groep N.V. (c) (h)	5.75%	(a)	1,274,889
1,400,000	ING Groep N.V. (c) (h)	6.50%	(a)	1,546,930
4,400,000	ING Groep N.V. (c) (h) (i)	6.88%	(a)	4,719,000
2,954,000	Intesa Sanpaolo S.p.A. (c) (f) (h)	7.70%	(a)	3,314,226
1,400,000	JPMorgan Chase & Co., Series FF (c)	5.00%	(a)	1,465,373
1,850,000	JPMorgan Chase & Co., Series HH (c)	4.60%	(a)	1,887,832
977,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (b)	5.24%	(a)	984,577
3,236,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (b)	5.23%	(a)	3,265,593
2,500,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	2,806,062
800,000	M&T Bank Corp., Series G (c)	5.00%	(a)	849,260
2,800,000	Nordea Bank Abp (c) (f) (h)	6.63%	(a)	3,161,046
2,700,000	Royal Bank of Scotland Group PLC (c) (h)	8.00%	(a)	3,155,368
4,450,000	Royal Bank of Scotland Group PLC (c) (h)	8.63%	(a)	4,813,899
200,000	Skandinaviska Enskilda Banken AB (c) (h) (i)	5.63%	(a)	208,794
2,500,000	Societe Generale S.A. (c) (f) (h)	7.38%	(a)	2,666,437
2,750,000	Societe Generale S.A. (c) (f) (h)	7.88%	(a)	3,109,411
1,500,000	Standard Chartered PLC (c) (f) (h)	7.50%	(a)	1,608,278
2,250,000	Standard Chartered PLC (c) (f) (h)	7.75%	(a)	2,487,352
1,400,000	Swedbank AB (c) (h) (i)	6.00%	(a)	1,470,000
1,305,000	Truist Financial Corp., Series N (c)	4.80%	(a)	1,346,584
3,900,000	UniCredit S.p.A. (c) (h) (i)	8.00%	(a)	4,334,039
2,148,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (b)	5.66%	(a)	2,164,217
				114,369,215
	Capital Markets – 7.7%
968,000	Apollo Management Holdings L.P. (c) (f)	4.95%	01/14/50	994,029
2,000,000	Credit Suisse Group AG (c) (f) (h)	6.38%	(a)	2,219,170
650,000	Credit Suisse Group AG (c) (f) (h)	7.25%	(a)	737,389
3,250,000	Credit Suisse Group AG (c) (f) (h)	7.50%	(a)	3,692,643
2,300,000	Credit Suisse Group AG (c) (f) (h)	7.50%	(a)	2,535,854
1,700,000	E*TRADE Financial Corp., Series A (c)	5.88%	(a)	1,815,966
1,200,000	Goldman Sachs Group (The), Inc., Series M (c)	5.38%	(a)	1,209,198
3,200,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(a)	3,445,776
1,000,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(a)	1,045,695
930,000	Goldman Sachs Group (The), Inc., Series S (c)	4.40%	(a)	932,325
800,000	UBS Group AG (c) (h) (i)	6.88%	(a)	831,931
2,400,000	UBS Group AG (c) (h) (i)	6.88%	(a)	2,696,249
960,000	UBS Group AG (c) (f) (h)	7.00%	(a)	1,057,733
				23,213,958
	Consumer Finance – 0.2%
462,000	American Express Co., Series C (c)	4.90%	(a)	462,453
	Diversified Financial Services – 0.7%
2,000,000	Voya Financial, Inc. (c)	5.65%	05/15/53	2,128,490
	Diversified Telecommunication Services – 1.1%
750,000	Koninklijke KPN N.V. (c) (f)	7.00%	03/28/73	828,184
2,350,000	Koninklijke KPN N.V. (c) (i)	7.00%	03/28/73	2,594,976
				3,423,160
	Electric Utilities – 5.9%
1,300,000	Duke Energy Corp. (c)	4.88%	(a)	1,380,736
7,890,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	9,088,846

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
$5,261,000	Enel S.p.A. (c) (f)	8.75%	09/24/73	$6,221,659
1,000,000	Southern (The) Co., Series B (c)	5.50%	03/15/57	1,047,406
				17,738,647
	Energy Equipment & Services – 2.2%
300,000	Transcanada Trust (c)	5.63%	05/20/75	316,274
2,400,000	Transcanada Trust (c)	5.50%	09/15/79	2,590,428
3,500,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	3,803,607
				6,710,309
	Food Products – 3.0%
300,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	277,150
3,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	3,375,000
1,400,000	Land O’Lakes, Inc. (f)	7.00%	(a)	1,290,625
1,200,000	Land O’Lakes, Inc. (f)	7.25%	(a)	1,141,122
3,000,000	Land O’Lakes, Inc. (f)	8.00%	(a)	3,030,000
				9,113,897
	Independent Power & Renewable Electricity Producers – 0.4%
1,100,000	AES Gener S.A. (c) (f)	6.35%	10/07/79	1,150,600
	Insurance – 7.8%
1,900,000	Asahi Mutual Life Insurance Co. (c) (i)	6.50%	(a)	2,064,505
1,500,000	Asahi Mutual Life Insurance Co. (c) (i)	7.25%	(a)	1,616,250
2,522,000	Assurant, Inc. (c)	7.00%	03/27/48	2,857,893
1,100,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	1,140,084
1,063,000	Everest Reinsurance Holdings, Inc., 3 Mo. LIBOR + 2.39% (b)	4.29%	05/15/37	1,029,659
1,000,000	Fortegra Financial Corp. (c) (g)	8.50%	10/15/57	1,121,745
1,000,000	Fukoku Mutual Life Insurance Co. (c) (i)	6.50%	(a)	1,120,000
2,120,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (f)	4.03%	02/12/47	2,044,199
623,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (b)	4.26%	05/17/66	561,787
1,826,000	Mitsui Sumitomo Insurance Co., Ltd. (c) (f)	7.00%	03/15/72	2,004,939
1,000,000	Prudential Financial, Inc. (c)	5.63%	06/15/43	1,083,171
2,400,000	QBE Insurance Group Ltd. (c) (f)	7.50%	11/24/43	2,716,920
2,500,000	QBE Insurance Group Ltd. (c) (i)	6.75%	12/02/44	2,810,488
1,000,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (b)	4.56%	12/15/65	960,000
400,000	VIVAT N.V. (c) (i)	6.25%	(a)	410,496
				23,542,136
	Metals & Mining – 0.9%
2,300,000	BHP Billiton Finance USA Ltd. (c) (f)	6.75%	10/19/75	2,706,514
	Multi-Utilities – 3.3%
2,775,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(a)	2,957,304
231,000	Dominion Energy, Inc., Series 06-A, 3 Mo. LIBOR + 2.83% (b)	4.79%	06/30/66	226,783
1,100,000	Dominion Energy, Inc., Series B (c)	4.65%	(a)	1,141,871
5,285,000	NiSource, Inc. (c)	5.65%	(a)	5,525,415
				9,851,373
	Oil, Gas & Consumable Fuels – 4.1%
2,100,000	DCP Midstream Operating L.P. (c) (f)	5.85%	05/21/43	1,975,963
1,200,000	Enbridge, Inc. (c)	5.50%	07/15/77	1,247,094
1,000,000	Enbridge, Inc. (c)	6.25%	03/01/78	1,093,255
4,458,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	4,777,839
1,786,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (b)	4.93%	11/01/66	1,478,094
600,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b)	4.68%	06/01/67	586,953

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$1,050,000	Enterprise Products Operating LLC, Series D (c)	4.88%	08/16/77	$1,054,982
				12,214,180
	Trading Companies & Distributors – 0.9%
2,600,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	2,786,615
	Transportation Infrastructure – 1.0%
2,560,000	AerCap Global Aviation Trust (c) (f)	6.50%	06/15/45	2,854,656
	Total Capital Preferred Securities			232,266,203
	(Cost $222,073,774)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.3%
	Insurance – 0.3%
1,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	1,030,999
	(Cost $996,871)
Total Investments – 98.8%	297,092,723
(Cost $284,202,124) (j)
Net Other Assets and Liabilities – 1.2%	3,464,306
Net Assets – 100.0%	$300,557,029

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $83,402,268 or 27.7% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2020, securities noted as such amounted to $100,617,727 or 33.5% of net assets. Of these securities, 4.3% originated in emerging markets, and 95.7% originated in foreign markets.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,315,487 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,424,888. The net unrealized appreciation was $12,890,599.

LIBOR	London Interbank Offered Rate

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 12,202,636	$ 9,937,304	$ 2,265,332	$ —
Mortgage Real Estate Investment Trusts	4,626,114	4,443,414	182,700	—
Multi-Utilities	5,177,321	3,916,250	1,261,071	—
Other industry categories*	29,189,433	29,189,433	—	—
$100 Par Preferred Securities:
Banks	8,416,000	—	8,416,000	—
Consumer Finance	997,545	997,545	—	—
$1,000 Par Preferred Securities*	3,186,472	—	3,186,472	—
Capital Preferred Securities*	232,266,203	—	232,266,203	—
Corporate Bonds and Notes*	1,030,999	—	1,030,999	—
Total Investments	$ 297,092,723	$ 48,483,946	$ 248,608,777	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
CoBank ACB, 3.01%	03/29/18	443	$682.50	$300,133	$302,347	0.10%
Dairy Farmers of America, Inc., 7.13%	09/15/16-10/04/16	$300,000	92.38	310,125	277,150	0.09
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	$1,000,000	112.17	1,000,000	1,121,745	0.38
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	06/06/14-03/20/15	$3,000,000	112.50	3,065,938	3,375,000	1.12
				$4,676,196	$5,076,242	1.69%